Loans and Allowance for Loan Losses - Rollforward of Accruing and Nonaccruing TDRs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Financing Receivable Modifications [Roll Forward]
Balance at December 31, 2014	$ 28,393
Charge-offs	(158)
Payments	(4,869)
New TDR designation	7,387
Release TDR designation	0
Transfer	0
Balance at December 31, 2015	30,753
Accruing
Financing Receivable Modifications [Roll Forward]
Balance at December 31, 2014	25,028
Charge-offs	0
Payments	(2,345)
New TDR designation	7,034
Release TDR designation	0
Transfer	(778)
Balance at December 31, 2015	28,939
Non Accruing
Financing Receivable Modifications [Roll Forward]
Balance at December 31, 2014	3,365
Charge-offs	(158)
Payments	(2,524)
New TDR designation	353
Release TDR designation	0
Transfer	778
Balance at December 31, 2015	$ 1,814